Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities [Member]
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 6	SFr 255	SFr 7
Realized gains	SFr 0	SFr 8	0
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales			7
Realized gains			SFr 0